Leases	12 Months Ended
Jul. 31, 2026
Leases [Abstract]
LEASES

NOTE 13 — LEASES

The Group leases offices and employee housing in Japan, Taiwan, Shanghai and New York under operating leases with remaining terms of up to approximately 4.4 years. The Group has no finance leases. Supplemental balance sheet information:

	As of July 31,
	2026	2025
Operating lease right-of-use assets	$6,100,345	$6,782,354
Operating lease liabilities – current	$2,230,338	$2,728,326
Operating lease liabilities – noncurrent	4,053,098	4,222,089
Total operating lease liabilities	$6,283,436	$6,950,415
Weighted-average remaining lease term (years)	3.37	3.84
Weighted-average discount rate	3.68%	2.55%

	For the years ended July 31,
	2026	2025	2024
Operating lease cost	$3,096,047	$2,208,699	$1,705,711
Cash paid for amounts included in operating lease liabilities	$3,139,813	$2,602,143	$1,969,440
ROU assets obtained for new operating lease liabilities	$2,431,609	$5,129,642	$1,685,257

Short-term and other rent expense was $52,775, $1,000 and $nil for the year ended July 31, 2026, 2025 and 2024, respectively. New operating leases in the year ended July 31, 2026 principally comprised the New York office, expiring March 31, 2029, and employee housing in Shanghai. Rent paid before commencement is included in the ROU asset.

Maturities of operating lease liabilities as of July 31, 2026:

Year ending July 31,	Amount
Year ending July 31, 2027	$2,418,022
2028	1,704,585
2029	1,368,170
2030	809,367
2031	367,894
Thereafter	—
Total lease payments	6,668,038
Less: imputed interest	(384,602)
Total lease liabilities	$6,283,436

At July 31, 2026, the Group had signed a Tokyo office lease commencing September 1, 2026 and expiring January 31, 2027, with undiscounted rent of ¥31.2 million (approximately $196,000), excluding consumption tax, and an additional security deposit of approximately $33,000. These payments are excluded from the maturity schedule. The Group’s other Tokyo head-office lease also expires on January 31, 2027.